Taxation - Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	£ 3,325	£ 2,405
Unrecognised deferred tax asset	390	262
Tax losses	2,253	2,261
Capital losses	565	567
Within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	1,034	939
Unrecognised deferred tax asset	145	149
More than 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	1,598	1,238
Unrecognised deferred tax asset	84	66
Available indefinitely
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	693	228
Unrecognised deferred tax asset	161	47
Tax losses	2,253	2,261
Capital losses	£ 565	£ 567